Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value [Line Items]
Liabilities measured at fair value		$ 544,957
Recurring Basis [Member]
Fair Value [Line Items]
Liabilities measured at fair value		544,957
Level 3 [Member]
Fair Value [Line Items]
Liabilities measured at fair value		544,957
Level 3 [Member] | Recurring Basis [Member]
Fair Value [Line Items]
Liabilities measured at fair value		$ 544,957